Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 1,130	$ 6,551	$ 18,925
Amortization of debt issuance costs	985	2,196	3,764
Amortization of debt discount	46	1,795	6,409
Total interest incurred	$ 2,161	$ 10,542	$ 29,098
Effective interest rate of the liability component	10.37%	10.37%	7.64%